BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2023
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS

26.1 Business combinations 2023

On April 20, 2023, Globant, S.A. (the "Company"), through its subsidiary Globant, LLC, entered into an Equity Purchase Agreement (the "Agreement") with the equity holders of ExperienceIT LLC ("ExperienceIT"), an American limited liability company pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. ExperienceIT's business consists in the provision of advisory services and training in connection with end-to-end digital transformation projects related to, among other things, customer service experience, M&A integration, IT integration and digital optimization.

On May 6, 2023, Globant, S.A. (the "Company"), through its subsidiary Globant España S.A., entered into an Equity Purchase Agreement (the "Agreement") with the equity holders of Pentalog France, société par actions simplifiée, a French corporation and its subsidiaries, Pentalog HR SASU, a French corporation, Pentalog Deutschland GmbH, a German corporation, Pentalog Vietnam Co. Ltd., a Vietnamese corporation, Pentalog Chi S.R.L., a Moldovan corporation, Pentalog Romania SRL, a Romanian corporation, Pentalog HR Romania SRL a Romanian corporation, Pentalog Mexico S. de R.L. de C.V., a Mexican corporation, Pentalog Americas LLC, an American corporation, Pentalog UK Ltd, a British corporation, and Python Bidco, a French corporation, all together referred to as "Pentalog", pursuant to which the Company purchased all of the outstanding interest. The transaction was signed on May 6, 2023 and the closing date was on July 20, 2023. Pentalog business consists on the provision of outsourced digital services to third-parties, including the design, development and scaling of custom software solutions, and the management of a digital platform designed to onboard software developers, professionally vet them and provide their services to customers.
On August 3, 2023, Globant, S.A. (the "Company"), through its subsidiary Sysdata S.p.A, entered into an Asset and Business Purchase Agreement (the "Agreement") with the equity holders of Chili S.p.A and Chili Tech S.r.l., Italian companies pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. The assets include, among others, a Technology Services and Solutions Agreement for FIFA+ entered into by and between the Sellers, as services providers, and FIFA, as client, dated March 21, 2023, as well as certain third-party agreement entered into by Wurl LLC and Chili on February 14, 2022, selected employees, certain technological assets necessary or convenient to carry out the Business, certain business and IP licenses to be granted by the Sellers to the Purchaser, and certain capped liabilities related thereto, all of which as a going-concern (the “Transferred Business”).

On October 19, 2023, the Company, jointly with its subsidiary Globant España S.A. ("Globant España"), entered into a Securities Purchase Agreement (the "SPA"), with, among others, the equity holders of GUT Agency LTD, an English and Welsh company (the "Sellers" and "GUT UK", respectively), pursuant to which (i) Globant España purchased from the Sellers sixty per cent (60%) of the issued and outstanding equity interest of GUT UK, and (ii) our Spanish subsidiary Software Product Creation S.L. ("SPC"), acquired an additional five per cent (5%) of the issued and outstanding equity interest of GUT Argentina S.R.L., an Argentine subsidiary of GUT UK ("GUT ARG"). The transaction was simultaneously signed and closed. GUT UK is a full-service advertising agency, including ideation and advertising production services, as well as brand positioning strategy, brand architecture and experience journey, creative strategy sprints, communications planning, social strategy, media planning and buying, content platform, influencer marketing, performance marketing, loyalty programs, and data and analytics services related to the foregoing.

On December 8, 2023, the Company jointly with its subsidiary Globant Brasil Consultoria Ltda., entered into an Equity Purchase Agreement (the "Agreement") with the equity holder of Iteris Holding Ltda., a company organized under the Laws of Brazil ("Iteris") and its subsidiaries Briteris LLC, an American company organized under the Laws of Delaware and Iteris Consultoria e Software Ltda., a company organized under the Laws of Brazil, pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. Iteris business consists of the provision and development of services for end-to-end digital transformation projects, namely agile transformation, product design, product discovery, product management, software quality management, solution architecture, advanced analytics, big data, business intelligence, data visualization, artificial intelligence, API & microservices, cloud, devops, test automation, web & mobile development, microsoft 365 E sharepoint, mulesoft anypoint platform, cap platform and PO-RH.

The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	351,759
Working capital adjustment	505
Installment Payments (2)	39,659
Contingent consideration (3)	59,062
Total consideration	450,985
(1) Payment in cash 286,695 and 65,064 in G-shares (including 139,564 in cash and 32,320 in G-shares related to Pentalog acquisition).
(2) Contains 37,005 of liability, current and non-current, payable in a variable number of shares (including 10,066 related to Pentalog acquisition).
(3) Consist of 11,463 and 47,599 as Other financial liabilities current and non-current, respectively.

For contingent considerations, an estimate of the range of outcomes and the significant inputs related are disclosed in note 29.9.1

Acquisition related expenses were not material and were recognized directly as expensed.

As of the date of issuance of these consolidated financial statements, the accounting for the GUT and Iteris acquisition is incomplete; hence, pursuant the guidance in IFRS 3, the Company has included preliminary amounts and disclosures as it relates to:

• Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.
• The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

• The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

• The amount of revenues and profit or loss of the acquired subsidiaries since the acquisition date, and the amount of revenues and profit or loss of the combined entity as if the acquisition has been made at the beginning of the reporting period, since the acquired subsidiaries did not have available financial information prepared under IFRS at the acquisition date. The preparation of this information under IFRS has not been completed as of the date of issuance of these financial statements.

• The amount of the non–controlling interest in the acquired companies recognized at the acquisition date.

26.1.1 Non-controlling Interest Acquisition

During 2023 the Company made some individually immaterial acquisitions which were completed primarily to expand our services and solutions offerings.

On July 8, 2021 Software Product Creation, S.L. (the "Majority Shareholder") and Globant, S.A., with Internet Business Intelligent Insite, S.L. and Next Generation Communication Services, S.L. (jointly referred to as the "Minority Shareholder") entered into a put and call option agreement over the remaining twenty percent (20%) of Walmeric Soluciones, S.L (the "Option shares"), with the purpose to set out the terms and conditions of: (i) a put option over the Option Shares to be granted by Software Product Creation, S.L. in favor of the Minority Shareholders; and (ii) a call option over the Option Shares to be granted by the Minority Shareholders in favor of Software Product Creation, S.L., which can be exercised by the non-controlling shareholders from March 1, 2022 till March 1, 2024.

On July 8, 2021 the Company recognized in equity a put option over non-controlling interest of Walmeric for 16,285.

On March 30, 2022 the company exercise the call/put option of the year 2022 of the 6% over the non-controlling interest of Walmeric, leaving a non-controlling interest for the 14%.

As of December 31, 2022, the Company has recognized as current and non-current other financial liabilities the written put option for an amount 3,871 and 5,515, respectively, equal to the present value of the redemption amount.

On March 16, 2023, Software Product Creation, S.L. (the "Majority Shareholder") with Internet Business Intelligent Insite, S.L. and Next Generation Communication Services (jointly referred to as the "the Sellers"), entered into a new agreement pursuant to which the Sellers agree to: (i) sell and transfer the remaining shares; (ii) terminate the Shareholders Agreement and the Put and Call Option Agreement, and (iii) the regulation of certain covenants undertaken by the Parties.

With such agreement, the parties agree to transfer the remaining shares (the 14% of non-controlling interest) for a cash payment equal to the value of the Put Option of the year 2023 plus a contingent consideration to be determined based on the terms of the Put Option of the year 2024, which is subject to the achievement of financial targets for the year 2023. The result for the transaction amounted to 1,589 and is disclosed in Other income and expenses, net line item.

26.2 - Purchase Price Allocation

As of December 31, 2023, the fair values of the assets acquired, liabilities assumed and goodwill amounted to 174,029, 116,195 and 401,164, respectively, from which certain acquisitions are determined on preliminary basis and amounted to 77,722, 54,261 and 195,137, respectively, determined at the date of acquisition in the business combinations.

As of December 31, 2022, the fair values of the assets acquired, liabilities assumed and goodwill amounted to 186,540, 57,679 and 184,036, respectively, determined at the date of acquisition in the business combinations.

	As of Acquisition Date
	2023		2022
Current assets
Cash and cash equivalents	33,004		46,075
Investments	1,327		1,152
Trade receivables	62,692		33,539
Other receivables	24,006		8,022
Indemnification asset	4,088	—	—
Other assets	—		3

Non current assets
Other receivables	2,743		372
Other financial assets	3		—
Property and equipment	3,382		1,323
Intangibles (1)	36,800		83,215
Right-of-use asset	3,740		3,624
Deferred tax	2,244		8,498
Investment in associates	—		717
Goodwill (2)	401,164		184,036

Current liabilities
Trade and other payables	(29,422)		(23,217)
Lease liabilities	(3,883)		(716)
Tax liabilities	(13,848)		(6,101)
Payroll and social security	(28,527)		(10,772)
Other liabilities	(466)		(571)
Borrowings	(4,105)		(2,958)

Non current liabilities
Deferred tax liabilities	(5,185)		(9,647)
Lease liabilities	(10)		(3,076)
Borrowings	(26,590)		(52)
Contingencies	(4,159)		(569)

Non-controlling interest (3)	(8,013)		(45,216)

Total consideration	450,985		267,681

(1) As of Acquisition Date in, 2023 and 2022, the amount of 35,811 and 34,250, respectively, have been allocated to customer relationships and contracts (including 22,364 related to Pentalog acquisition), 38 and 33,370 as licenses and platforms, respectively.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2023 and 2022, 401,163 and 184,036, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.

The fair values of the receivables acquired do not differ from their gross contractual amount.
26.3 Impact of acquisitions on the results of the Company
The net income for the year ended December 31, 2023 includes a gain of 7,593 attributable to the business generated by the companies acquired in 2023. Revenue for the year ended December 31, 2023 includes 90,812 related to the business of those companies.

Had the businesses combinations made in 2023 been performed on January 1, 2023, the consolidated revenue of the Company would have been 2,257,256 and the net income for the year ended December 31, 2023, would have been 159,738.

26.4 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculations, which requires the use of various assumptions including revenue growth, gross margin, terminal growth rate and discount rates. The assumptions considered by the Company as of December 31, 2023 and 2022, were the following: projected cash flows for the following five years for both years, the average growth rate considered was 19.1% and 21.6%, respectively, and the rate used to discount cash flows was 10.9% and 11.2%, respectively. The long-term rate used to extrapolate cash flows beyond the projected period as of December 31, 2023 and 2022, was 4%. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Very material adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of recoverable value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairment were recognized during 2023, 2022 and 2021.

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2023	2022
Cost
Balance at beginning of year	734,952	567,451
Additions related to new acquisitions (note 26.2)	401,163	184,036
Translation	25,293	(17,322)
Measurement period adjustment	2,275	787
Balance at end of year	1,163,683	734,952

26.5 Effects of offsetting on acquisition

As part of the acquisition of Pentalog, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 4,088, as of December 31, 2023. The consideration for this acquisition includes 10,266 (11,139 measured at present value) as of December 31, 2023, which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

As of December 31, 2023
Gross Amount	10,266
Gross amount set off in the balance sheet	4,088
Net amount presented in the balanced sheet	6,178

26.6 Impact of the acquisition of Adbid and Sports Reinvention Entertainment Group, S.L

The Company completed the fair value determination of the consideration for the acquisition of Adbid and Sports Reinvention Entertainment Group S.L within the measurement period, resulting in:

December 31, 2022
Decrease Working Capital	(1,128)
Intangible Assets recognized	960
Goodwill	(4,252)
Other financial liabilities - decrease in contingent consideration	4,167
Non-controlling interest	253